Loans - Summary of Loans by Credit Quality Indicator (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 551,133	$ 548,405
Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	137,114	146,875
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	196,748	183,605
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	174,259	167,296
Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	23,960	31,227
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	19,052	19,402
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	304,382	316,835
Pass [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	110,731	125,840
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	174,045	163,261
Pass [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	183	194
Pass [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	19,423	27,540
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	26,690	10,965
Special Mention [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	15,040	5,383
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	11,546	5,582
Special Mention [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	104
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	20,599	29,050
Substandard [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	10,295	14,775
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	9,994	13,578
Substandard [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	237	637
Substandard [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	73	60
Not Rated [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	199,462	191,555
Not Rated [Member] | Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,048	877
Not Rated [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	1,163	1,184
Not Rated [Member] | Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	173,839	166,465
Not Rated [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	4,433	3,687
Not Rated [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total Loans	$ 18,979	$ 19,342